Goodwill and Other Intangible Assets - Changes in the Carrying Amount of Goodwill by Reportable Segment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Beginning balance	$ 6,323	$ 6,319
Intersegment transfers		0
Contingent consideration	1	4
Purchase of the assets of asset management business	20
Ending balance	6,344	6,323
Retail and Commercial Segment
Beginning balance	0	5,739
Intersegment transfers		(5,739)
Contingent consideration	0	0
Purchase of the assets of asset management business	0
Ending balance	0	0
Retail Banking
Beginning balance	4,854	0
Intersegment transfers		4,854
Contingent consideration	0	0
Purchase of the assets of asset management business	0
Ending balance	4,854	4,854
Diversified Commercial Banking
Beginning balance	928	0
Intersegment transfers		928
Contingent consideration	0	0
Purchase of the assets of asset management business	0
Ending balance	928	928
Corporate and Investment Banking Segment
Beginning balance	180	223
Intersegment transfers		(43)
Contingent consideration	0	0
Purchase of the assets of asset management business	0
Ending balance	180	180
Wealth and Investment Management Segment
Beginning balance	361	357
Intersegment transfers		0
Contingent consideration	1	4
Purchase of the assets of asset management business	20
Ending balance	$ 382	$ 361